Equity - Additional Information (Details)		12 Months Ended
	Dec. 27, 2018 shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2020 $ / shares shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares in entity held to entitle double voting rights				2,332,647
Percentage of double voting rights				6.00%
Share capital amount | €		€ 9,714,654.25
Shares authorized		38,888,379
Shares subscribed		38,888,379
Paid up shares		38,888,379
Nominal value per share | $ / shares				$ 0.25
Additional share based instruments issued		407,900
Total number of shares comprising the share capital			38,858,617	38,888,379
Number of shares issued upon performance condition change on compensation	17,484
Initial Public Offering
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of new shares			7,647,500
Gross amount received from issuance of shares | €			€ 137,600,000
AGA S 2018
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares vested		29,762
AGA S 2016-2
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares vested			7,796
AGA S 2017-1
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares vested			19,400